UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)		Value

	Chase Issuance Trust Series 2007-A11 Class A11, 0.344%, 7/16/12 (a)(b)	$3,500		$3,459,697
	First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class M2, 0.749%, 3/25/35 (a)	5,890		1,884,800
	GSAA Home Equity Trust Series 2005-1 Class AF2, 4.316%, 11/25/34 (a)	2,839		2,576,033
	Securitized Asset Backed Receivables LLC Trust Series 2005-OP2 Class M1, 0.739%, 10/25/35 (a)	1,875		649,688
	Small Business Administration Participation Certificates Series 1996-20E Class 1, 7.60%, 5/01/16	390		421,675
	Small Business Administration Participation Certificates Series 1996-20F Class 1, 7.55%, 6/01/16	481		510,687
	Small Business Administration Participation Certificates Series 1996-20G Class 1, 7.70%, 7/01/16	354		385,062
	Small Business Administration Participation Certificates Series 1996-20H Class 1, 7.25%, 8/01/16	580		629,550
	Small Business Administration Participation Certificates Series 1996-20K Class 1, 6.95%, 11/01/16	821		870,589
	Small Business Administration Participation Certificates Series 1997-20C Class 1, 7.15%, 3/01/17	362		393,262
	Sterling Bank Trust Series 2004-2 Class Note, 2.081%, 3/30/30 (c)	7,007		483,942
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (c)	10,981		1,043,169

	Total Asset-Backed Securities - 3.0%			13,308,154

Industry	Corporate Bonds

Diversified Financial Services - 0.2%	Structured Asset Repackaged Trust, 1.602%, 1/21/10	881		784,491

	Total Corporate Bonds - 0.2%			784,491

	U.S. Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.00%, 7/15/39 (d)	5,000		4,907,813
	5.00%, 6/01/33 - 6/15/39 (b)(d)(e)	99,112		101,540,638
	5.50%, 6/15/24 - 6/15/39 (d)(e)	119,759		123,946,071
	5.97%, 8/01/16	3,125		3,450,972
	6.50%, 6/15/39 - 7/15/39 (d)	162,000		172,251,522
	7.50%, 2/01/22	—	(f)	188
	9.50%, 1/01/19 - 9/01/19	3		3,875
	Freddie Mac Mortgage Participation Certificates:
	3.983%, 1/01/35 (a)(b)	216		217,744
	4.51%, 11/01/17 (a)	23		23,272
	4.991%, 10/01/34 (a)	639		652,231
	5.00%, 12/01/34 - 6/15/39 (d)(e)	4,879		5,013,209

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities	Par (000)	Value

Freddie Mac Mortgage Participation Certificates (concluded):
5.50%, 6/15/24 (d)	$7,000	$7,295,316
6.00%, 6/15/39 (d)	6,700	7,007,785
6.50%, 6/15/39 (d)	100	106,406
8.00%, 11/01/15	1	788
9.00%, 9/01/20 (b)	93	102,657
Ginnie Mae MBS Certificates:
6.50%, 6/15/39 (d)	10,800	11,421,000
7.00%, 10/15/17	29	31,512
7.50%, 8/15/21 - 12/15/23	341	373,304
8.00%, 10/15/22 - 2/15/29	147	162,998
9.00%, 6/15/18 - 9/15/21	12	12,801

Total U.S. Government Agency Mortgage-Backed Securities - 99.2%		438,522,102

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

Fannie Mae Trust Series 7 Class 2, 8.50%, 4/01/17 (c)	7	1,049
Fannie Mae Trust Series 89 Class 2, 8%, 10/01/18 (c)	15	2,021
Fannie Mae Trust Series 94 Class 2, 9.50%, 8/01/21 (c)	5	806
Fannie Mae Trust Series 203 Class 1, 0%, 2/01/23 (g)	32	28,430
Fannie Mae Trust Series 228 Class 1, 0%, 6/01/23 (g)	22	19,388
Fannie Mae Trust Series 328 Class 1, 0%, 12/01/32 (g)	3,380	3,016,461
Fannie Mae Trust Series 338 Class 1, 0%, 7/01/33 (g)	2,867	2,529,331
Fannie Mae Trust Series 1990-123 Class M, 1.01%, 10/25/20 (c)	32	633
Fannie Mae Trust Series 1990-136 Class S, 0.015%, 11/25/20 (c)	20,825	28,086
Fannie Mae Trust Series 1991-7 Class J, 0%, 2/25/21 (g)	33	30,143
Fannie Mae Trust Series 1991-38 Class F, 8.325%, 4/25/21 (a)	28	29,764
Fannie Mae Trust Series 1991-38 Class N, 1.009%, 4/25/21 (c)	22	144
Fannie Mae Trust Series 1991-38 Class SA, 10.186%, 4/25/21 (a)	29	30,164
Fannie Mae Trust Series 1991-46 Class S, 1.403%, 5/25/21 (a)	145	8,790
Fannie Mae Trust Series 1991-87 Class S, 25.772%, 8/25/21 (a)	85	112,582
Fannie Mae Trust Series 1991-99 Class L, 0.93%, 8/25/21 (c)	185	3,256
Fannie Mae Trust Series 1991-139 Class PT, 0.648%, 10/25/21 (c)	339	4,428
Fannie Mae Trust Series 1991-167 Class D, 0%, 10/25/17 (g)	17	16,558

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)	Value

Fannie Mae Trust Series 1993-51 Class E, 0%, 2/25/23 (g)	$105	$89,774
Fannie Mae Trust Series 1993-70 Class A, 0%, 5/25/23 (g)	18	16,130
Fannie Mae Trust Series 1993-199 Class SB, 2.625%, 10/25/23 (c)	1,628	153,940
Fannie Mae Trust Series 1993-247 Class SN, 10%, 12/25/23 (a)	688	757,999
Fannie Mae Trust Series 1993-249 Class B, 0%, 11/25/23 (g)	1,553	1,415,495
Fannie Mae Trust Series 1996-68 Class SC, 2.257%, 1/25/24 (c)	1,209	104,127
Fannie Mae Trust Series 1997-50 Class SI, 1.20%, 4/25/23 (c)	521	12,588
Fannie Mae Trust Series 1997-90 Class M, 6%, 1/25/28 (c)	10,212	1,444,637
Fannie Mae Trust Series 1999-W4 Class IO, 6.50%, 12/25/28 (c)	500	60,775
Fannie Mae Trust Series 1999-W4 Class PO, 0%, 2/25/29 (g)	246	216,510
Fannie Mae Trust Series 2002-13 Class PR, 0%, 3/25/32 (g)	678	545,983
Fannie Mae Trust Series 2003-9 Class BI, 5.50%, 10/25/22 (c)(d)	2,470	168,575
Fannie Mae Trust Series 2003-32 Class VT, 6%, 9/25/15	5,946	6,196,400
Fannie Mae Trust Series 2003-55 Class GI, 5%, 7/25/19 (c)	2,896	112,060
Fannie Mae Trust Series 2003-66 Class CI, 5%, 7/25/33 (c)	4,719	606,808
Fannie Mae Trust Series 2003-122 Class IC, 5%, 9/25/18 (c)	2,955	80,697
Fannie Mae Trust Series 2003-135 Class PB, 6%, 1/25/34	12,264	12,918,158
Fannie Mae Trust Series 2004-28 Class PB, 6%, 8/25/28	1,894	1,915,547
Fannie Mae Trust Series 2004-29 Class HC, 7.50%, 7/25/30	1,675	1,765,655
Fannie Mae Trust Series 2004-31 Class ZG, 7.50%, 5/25/34	2,664	2,830,312
Fannie Mae Trust Series 2004-90 Class JH, 1.828%, 11/25/34 (c)	22,824	1,951,636
Fannie Mae Trust Series 2005-43 Class IC, 6%, 3/25/34 (c)	704	7,047
Fannie Mae Trust Series 2005-68 Class PC, 5.50%, 7/25/35	1,922	2,050,380
Fannie Mae Trust Series 2005-73 Class DS, 16.747%, 8/25/35 (a)	4,722	5,110,827
Fannie Mae Trust Series 2005-73 Class ST, 1.258%, 8/25/35 (c)	10,949	924,787
Fannie Mae Trust Series 2006-2 Class KP, 0%, 2/25/35 (a)	1,126	1,025,493

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)		Value

Fannie Mae Trust Series 2006-92 Class LI, 6.143%, 10/25/36 (c)	$14,235		$1,585,569
Fannie Mae Trust Series 2009-3 Class JI, 6%, 1/25/49 (c)	23,387		2,477,052
Fannie Mae Trust Series G-7 Class S, 116.20%, 3/25/21 (a)	—	(f)	5,515
Fannie Mae Trust Series G-10 Class S, 0.575%, 5/25/21 (c)	766		17,386
Fannie Mae Trust Series G-12 Class S, 0.608%, 5/25/21 (c)	627		11,972
Fannie Mae Trust Series G-17 Class S, 0.58%, 6/25/21 (a)	398		7,629
Fannie Mae Trust Series G-33 Class PV, 1.078%, 10/25/21 (c)	488		9,707
Fannie Mae Trust Series G-49 Class S, 999.05%, 12/25/21 (a)	—	(f)	3,505
Fannie Mae Trust Series G-50 Class G, 1.159%, 12/25/21 (c)	264		3,025
Fannie Mae Trust Series G92-5 Class H, 9%, 1/25/22 (c)	147		21,954
Fannie Mae Trust Series G92-12 Class C, 1.017%, 2/25/22 (c)	387		7,525
Fannie Mae Trust Series G92-60 Class SB, 1.60%, 10/25/22 (c)	414		9,557
Fannie Mae Trust Series G93-2 Class KB, 0%, 1/25/23 (g)	230		207,047
Freddie Mac Multiclass Certificates Series 19 Class F, 8.50%, 3/15/20	142		154,189
Freddie Mac Multiclass Certificates Series 19 Class R, 9.757%, 3/15/20 (a)	14		2,254
Freddie Mac Multiclass Certificates Series 40 Class K, 6.50%, 8/17/24	561		600,300
Freddie Mac Multiclass Certificates Series 75 Class R, 9.50%, 1/15/21	—	(f)	4
Freddie Mac Multiclass Certificates Series 75 Class RS, 19.548%, 1/15/21 (a)	—	(f)	4
Freddie Mac Multiclass Certificates Series 173 Class R, 0%, 11/15/21 (g)	19		19
Freddie Mac Multiclass Certificates Series 173 Class RS, 9.171%, 11/15/21 (a)	—	(f)	19
Freddie Mac Multiclass Certificates Series 176 Class M, 1.01%, 7/15/21 (c)	41		790
Freddie Mac Multiclass Certificates Series 192 Class U, 1.009%, 2/15/22 (c)	4		68
Freddie Mac Multiclass Certificates Series 200 Class R, 98.523%, 12/15/22 (c)	2		21
Freddie Mac Multiclass Certificates Series 1043 Class H, 0.022%, 2/15/21 (c)	10,911		18,495
Freddie Mac Multiclass Certificates Series 1054 Class I, 0.435%, 3/15/21 (c)	110		2,094
Freddie Mac Multiclass Certificates Series 1056 Class KD, 1.085%, 3/15/21	97		2,005

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)	Value

Freddie Mac Multiclass Certificates Series 1057 Class J, 1.008%, 3/15/21	$120	$2,285
Freddie Mac Multiclass Certificates Series 1148 Class E, 0.593%, 10/15/21 (c)	296	5,235
Freddie Mac Multiclass Certificates Series 1160 Class F, 38.569%, 10/15/21 (a)	27	42,664
Freddie Mac Multiclass Certificates Series 1179 Class O, 1.009%, 11/15/21 (c)	30	119
Freddie Mac Multiclass Certificates Series 1418 Class M, 0%, 11/15/22 (g)	117	105,693
Freddie Mac Multiclass Certificates Series 1571 Class G, 0%, 8/15/23 (g)	577	515,001
Freddie Mac Multiclass Certificates Series 1691 Class B, 0%, 3/15/24 (g)	1,570	1,341,385
Freddie Mac Multiclass Certificates Series 1706 Class IA, 7%, 10/15/23 (c)	7	2
Freddie Mac Multiclass Certificates Series 1739 Class B, 0%, 2/15/24 (g)	119	103,011
Freddie Mac Multiclass Certificates Series 1914 Class PC, 0.75%, 12/15/11 (c)	1,172	7,034
Freddie Mac Multiclass Certificates Series 1961 Class H, 6.50%, 5/15/12	117	120,779
Freddie Mac Multiclass Certificates Series 2218 Class Z, 8.50%, 3/15/30	7,829	8,558,733
Freddie Mac Multiclass Certificates Series 2431 Class Z, 6.50%, 6/15/32	9,888	10,515,437
Freddie Mac Multiclass Certificates Series 2444 Class ST, 2.359%, 9/15/29 (c)	112	2,095
Freddie Mac Multiclass Certificates Series 2542 Class MX, 5.50%, 5/15/22 (c)	935	70,157
Freddie Mac Multiclass Certificates Series 2542 Class UC, 6%, 12/15/22	10,200	10,644,652
Freddie Mac Multiclass Certificates Series 2545 Class NI, 5.50%, 3/15/22 (c)	1,401	67,749
Freddie Mac Multiclass Certificates Series 2559 Class IO, 5%, 8/15/30 (c)	350	4,159
Freddie Mac Multiclass Certificates Series 2561 Class EW, 5%, 9/15/16 (c)	2,188	87,038
Freddie Mac Multiclass Certificates Series 2611 Class QI, 5.50%, 9/15/32 (c)(d)	8,086	913,202
Freddie Mac Multiclass Certificates Series 2653 Class MI, 5%, 4/15/26 (c)	2,150	82,527
Freddie Mac Multiclass Certificates Series 2663 Class EO, 0%, 8/15/33 (g)	2,399	1,920,462
Freddie Mac Multiclass Certificates Series 2687 Class IL, 5%, 9/15/18 (c)	2,692	77,066
Freddie Mac Multiclass Certificates Series 2691 Class EO, 0%, 10/15/33 (g)	4,331	3,439,458
Freddie Mac Multiclass Certificates Series 2694 Class LI, 4.50%, 7/15/19 (c)	1,460	54,382
Freddie Mac Multiclass Certificates Series 2758 Class KV, 5.50%, 5/15/23	10,684	11,446,922

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)	Value

	Freddie Mac Multiclass Certificates Series 2765 Class UA, 4%, 3/15/11	$1,320	$1,373,431
	Freddie Mac Multiclass Certificates Series 2773 Class OX, 5%, 2/15/18 (c)	3,051	174,374
	Freddie Mac Multiclass Certificates Series 2856 Class CO, 0%, 9/15/34 (g)	5,672	4,476,585
	Freddie Mac Multiclass Certificates Series 2861 Class AX, 10.321%, 9/15/34 (a)	473	478,957
	Freddie Mac Multiclass Certificates Series 2891 Class EM, 0%, 11/15/34 (g)	7,204	5,780,001
	Freddie Mac Multiclass Certificates Series 2906 Class SW, 6.249%, 11/15/34 (c)	25,925	2,273,336
	Freddie Mac Multiclass Certificates Series 2927 Class BZ, 5.50%, 2/15/35	2,620	2,623,902
	Freddie Mac Multiclass Certificates Series 2949 Class IO, 5.50%, 3/15/35 (c)	1,391	136,332
	Freddie Mac Multiclass Certificates Series 3010 Class SC, 15.889%, 3/15/34 (a)	59	59,112
	Freddie Mac Multiclass Certificates Series 3061 Class BD, 7.50%, 11/15/35	3,257	3,311,842
	Freddie Mac Multiclass Certificates Series 3167 Class SX, 35.434%, 6/15/36 (a)	4	4,595
	Freddie Mac Multiclass Certificates Series 3299 Class TI, 5%, 4/15/37 (c)	1,589	8,515
	Freddie Mac Multiclass Certificates Series T-8 Class A10, 0%, 11/15/28 (g)	178	166,519
	Freddie Mac Multiclass Certificates Series T-11 Class A9, 2.256%, 1/25/28 (a)	3,328	2,899,289
	Ginnie Mae Trust Series 1996-5 Class Z, 7%, 5/16/26	803	873,840
	Ginnie Mae Trust Series 2001-33 Class PB, 6.50%, 7/20/31	1,318	1,406,844
	Ginnie Mae Trust Series 2003-58 Class IT, 5.50%, 7/20/33 (c)	1,317	94,538
	Ginnie Mae Trust Series 2004-39 Class ID, 5%, 5/20/33 (c)	1,500	273,747
	Ginnie Mae Trust Series 2004-89 Class PE, 6%, 10/20/34	3,392	3,597,721
	Ginnie Mae Trust Series 2007-48 Class SB, 6.198%, 8/16/37 (c)	17,930	1,311,360

	Total U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 30.5%		134,944,166

	Non-U.S. Government Agency Mortgage- Backed Securities

Collateralized Mortgage Obligations - 11.2%	Bank of America Mortgage Securities Inc. Series 2003- 3 Class 1AIO, 0.286%, 5/25/18 (c)	181,853	1,145,602
	CitiMortgage Alternative Loan Trust Series 2007-A5 Class 1A7, 6%, 5/25/37 (c)	1,664	205,772
	Collateralized Mortgage Obligation Trust Series 40 Class R, 0.58%, 4/01/18	229	229

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage- Backed Securities	Par (000)	Value

Collateralized Mortgage Obligation Trust Series 42 Class R, 6%, 10/01/14 (c)	$30	$1,923
Countrywide Alternative Loan Trust Series 2005-28CB Class 1A5, 5.50%, 8/25/35	2,814	2,100,349
Countrywide Home Loan Mortgage Pass- Through Trust Series 2003-26 Class PO, 0%, 8/25/33 (g)	4,095	2,858,870
Countrywide Home Loan Mortgage Pass- Through Trust Series 2003-J4 Class PO, 0%, 6/25/33 (g)	757	470,453
Countrywide Home Loan Mortgage Pass- Through Trust Series 2003-J5 Class PO, 0%, 7/25/33 (g)	1,157	753,370
Countrywide Home Loan Mortgage Pass- Through Trust Series 2003-J8 Class PO, 0%, 9/25/23 (g)	884	565,376
Deutsche Alt-A Securities Inc. Mortgage Series 2006-AR5 Class 22A, 5.50%, 10/25/21	1,656	1,230,834
Drexel Burnham Lambert CMO Trust Series K Class 1, 0%, 9/23/17 (g)	16	15,732
Drexel Burnham Lambert CMO Trust Series V Class 1, 0%, 9/01/18 (g)	143	139,941
First Boston Mortgage Securities Corp. Series C Class I-O, 10.965%, 4/25/17 (c)	58	8,116
First Horizon Alternative Mortgage Securities Series 2005-FA9 Class A2, 0%, 12/25/35 (c)	155,355	4,481,979
GSMPS Mortgage Loan Trust Series 1998-5 Class IO, 0.97%, 6/19/27 (c)	6,289	78,616
Homebanc Mortgage Trust Series 2005-4 Class A1, 0.579%, 10/25/35 (a)	4,199	2,053,564
IndyMac Index Mortgage Loan Trust Series 2006- AR33 Class 4AX, 0.165%, 1/25/37 (c)	137,995	659,616
JPMorgan Mortgage Trust Series 2005-S1 Class 2A1, 8%, 1/25/35	5,279	4,398,029
JPMorgan Mortgage Trust Series 2006-A7 Class 2A2, 5.791%, 1/25/37 (a)	1,137	753,486
Kidder Peabody Acceptance Corp. Series 1993- 1 Class A6, 16.048%, 8/25/23 (a)	101	110,484
Kidder Peabody Mortgage Assets Trust Series B Class A2, 9.50%, 4/22/18 (c)	44	11,019
MASTR Adjustable Rate Mortgage Trust Series 2004-3 Class 3AX, 0.977%, 4/25/34 (c)	16,538	189,858
MASTR Alternative Loans Trust Series 2003-7 Class 4A3, 8%, 11/25/18	1,207	1,207,157
MASTR Alternative Loans Trust Series 2003-9 Class 15X2, 6%, 1/25/19 (c)	1,086	118,623
MASTR Asset Securitization Trust Series 2004-3 Class 4A15, 0%, 3/25/34 (g)	314	177,429
Morgan Stanley Mortgage Loan Trust Series 2004-3 Class 1AX, 5%, 5/25/19 (c)	1,077	53,857
Residential Accredit Loans, Inc. Series 2003- QS14 Class A1, 5%, 7/25/18	5,105	4,768,031

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S. Government Agency Mortgage- Backed Securities	Par (000)	Value

	Residential Asset Securitization Trust Series 2005-A15 Class 1A8, 0%, 2/25/36 (g)	$983	$431,841
	Residential Funding Securities LLC Series 2003- RM2 Class AI5, 8.50%, 5/25/33	7,859	7,255,086
	Sequoia Mortgage Trust Series 2005-2 Class XA, 0.998%, 3/20/35 (c)	44,512	697,953
	Structured Adjustable Rate Mortgage Loan Trust Series 2004-11 Class A, 4.932%, 8/25/34 (a)	1,810	1,785,972
	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 Class 7AX, 5.50%, 9/25/35 (c)	4,016	496,211
	Structured Adjustable Rate Mortgage Loan Trust Series 2005-20 Class 3AX, 5.50%, 10/25/35 (c)	3,121	451,897
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-2 Class 4AX, 5.50%, 3/25/36 (c)	10,694	1,510,355
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-7 Class 3AS, 2.374%, 8/25/36 (c)	37,095	3,952,857
	Structured Mortgage Asset Residential Trust Series 1993-3C Class CX, 0%, 4/25/24 (g)	11	11,122
	Vendee Mortgage Trust Series 1999-2 Class 1IO, 0.052%, 5/15/29 (c)	72,257	176,409
	WaMu Mortgage Pass-Through Certificates Series 2005- AR4 Class A3, 4.585%, 4/25/35 (a)	2,303	2,229,213
	WaMu Mortgage Pass-Through Certificates Series 2006- AR1 Class 2A1C, 2.509%, 1/25/46 (a)	6,559	1,377,446
	Washington Mutual Alternative Mortgage Pass- Through Certificates Series 2005-9 Class CP, 0%, 11/25/35 (g)	880	547,744

			49,482,421

Commercial Mortgage-Backed Securities - 1.8%	CS First Boston Mortgage Securities Corp. Series 1997- C1 Class AX, 1.672%, 6/20/29 (c)	5,006	183,915
	Commercial Mortgage Acceptance Corp. Series 1997- ML1 Class IO, 0.705%, 12/15/30 (c)	12,020	338,573
	Credit Suisse Mortgage Capital Certificates Series 2007-C2 Class A3, 5.542%, 1/15/49 (a)	2,420	1,743,977
	First Union-Lehman Brothers Commercial Mortgage Series 1997-C2 Class D, 7.12%, 11/18/29	3,500	3,548,622
	Morgan Stanley Capital I Series 1997-HF1 Class X, 3.438%, 7/15/29 (c)	55	6
	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A2, 5.736%, 6/15/49 (a)	2,200	2,003,363

			7,818,456

	Total Non-U.S. Government Agency Mortgage- Backed Securities - 13.0%		57,300,877

	U.S. Government Obligations

	Federal Housing Administration, General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22	329	325,566
	Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 5/15/23 (h)	2	2,229
	Federal Housing Administration, Reilly Project, Series 41, 8.28%, 3/01/20	692	685,447

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Obligations	Par (000)	Value

	Federal Housing Administration, USGI Projects, Series 87, 7.43%, 12/01/22	$74	$73,633
	Federal Housing Administration, USGI Projects, Series 99, 7.43%, 6/01/21	5,067	5,016,770
	Federal Housing Administration, USGI Projects, Series 99, 7.43%, 10/01/23	309	306,300
	Overseas Private Investment Corp., 4.09%, 5/29/12	345	382,828
	Overseas Private Investment Corp., 4.30%, 5/29/12	866	992,433
	Overseas Private Investment Corp., 4.64%, 5/29/12	732	849,437
	Overseas Private Investment Corp., 4.68%, 5/29/12	414	465,612
	Overseas Private Investment Corp., 4.87%, 5/29/12	3,147	3,687,368
	Resolution Funding Corp., 9.652%, 4/15/30 (i)	13,000	4,543,799
	Small Business Administration Series 1, 1%, 4/01/15 (c)	3,516	35,157
	U.S. Treasury STRIPS, 0%, 11/15/24 (e)(j)	40,000	19,980,160

	Total U.S. Government Obligations - 8.5%		37,346,739

	Total Long-Term Investments (Cost - $688,576,470) - 154.4%		682,206,529

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.535% (h)(k)	130,015,000	130,015,000

	Total Short-Term Securities (Cost - $130,015,000) - 29.4%		130,015,000

	Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions Purchased	Pay a fixed rate of 3.405% and received a floating rate based April 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG	14	356,999
	Receive a fixed rate of 5.47% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Bank of America NA	6	665,725

			1,022,724

Over-the-Counter Put Swaptions Purchased	Pay a fixed rate of 3.55% and receive a floating rate based on 3-month LIBOR, expiring August 2009, Broker Deutsche Bank AG	15	571,005
	Receive a fixed rate of 3.405% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG	15	1,116,988
	Pay a fixed rate of 5.47% and receive a floating rate based 3-month LIBOR, expiring May 2012, Broker Bank of America NA	6	275,423

			1,963,416

	Total Options Purchased (Cost - $1,815,730) - 0.7%		2,986,140

	Total Investments before TBA Sale Commitments and Options Written (Cost - $820,407,200*) - 184.5%		815,207,669

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	TBA Sale Commitments (d)	Par (000)	Value

	Fannie Mae Guaranteed Pass-Through Certificates, 6.50%, 6/15/39 - 7/15/39	$(81,000)	$(86,290,272)
	Freddie Mac Mortgage Participation Certificates, 5.00%, 12/01/34 - 6/15/39	(4,800)	(4,909,498)
	Total TBA Sale Commitments (Cost - $90,981,750) - (20.6)%		(91,199,770)

	Options Written	Contracts (l)

Over-the-Counter Call Swaptions Written	Pay a fixed rate of 3.425% and receive a floating rate based on 3-month LIBOR, expiring March 2011, Broker JPMorgan Chase Bank NA	7	(188,104)
	Pay a fixed rate of 5.325% and receive a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank NA	11	(616,128)
	Pay a fixed rated of 5.485% and receive a floating rate based on expiring 3-month LIBOR, Broker JPMorgan Chase Bank NA	5	(778,399)
	Pay a fixed rated of 2.38% and receive a floating rate based on 3-month LIBOR, expiring December 2009,Broker Barclays Bank	5	(17,179)
	Pay a fixed rated of 5.67% and receive a floating rate based on 3-month LIBOR, expiring January 2010,Broker Citibank NA	12	(1,905,359)

			(3,505,169)

Over-the-Counter Put Swaptions Written	Receive a fixed rate of 2.38% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker Barclays Bank	5	(643,787)
	Receive a fixed rate of 3.425% and pay a floating rate based on 3-month LIBOR, expiring March 2011, Broker JPMorgan Chase Bank NA	7	(725,865)
	Receive a fixed rate of 5.325% and pay a floating rate based on 3-month LIBOR, expiring July 2013, Broker JPMorgan Chase Bank NA	11	(331,246)
	Receive a fixed rate of 5.485% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA	5	(30,407)
	Receive a fixed rate of 5.67% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Citibank NA	12	(95,505)

			(1,826,810)

	Total Options Written (Premiums Received - $3,481,808) - (1.2)%		(5,331,979)

	Total Investments, Net of TBA Sale Commitments and Options Written - 162.7%		718,675,920
	Liabilities in Excess of Other Assets - (62.7)%		(276,746,824)

	Net Assets - 100.0%		$441,929,096

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$820,542,836

Gross unrealized appreciation	$27,257,523
Gross unrealized depreciation	(32,592,690)

Net unrealized depreciation	$(5,335,167)

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c)	Represents a interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(d)	Represents or includes a to-be-announced transaction. The Trust has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Barclays Capital Plc	$65,628,886	$596,814
Citigroup NA	$16,328,813	$101,438
Credit Suisse International	$9,362,816	$7,191
Deutsche Bank AG	$75,863,812	$(193,268)
Greenwich Capital	$81,666,250	$24,688
JPMorgan Chase Bank	$13,993,480	$47,667
Morgan Stanley Capital Services, Inc.	$4,095,000	$(10,495)
UBS AG	$22,584,614	$211,368

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

(f)	Amount is less than $1,000.

(g)	Represents the principal only portion of a mortgage-backed obligation. Stripped securities are traded on a discount basis and amortized to maturity.

(h)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sale Cost	Realized Loss	Income

BlackRock Liquidity Funds, TempFund	130,015,000	*	—	—	$192,555
Federal Housing Administration, Merrill Projects, Series 54, 7.43%, 5/15/23	—		$43	$2	$89

* Represents net purchase cost.

(i)	Represents a zero-coupon bond. Rate shown is current yield as of report date.

(j)	Separately Traded Registered Interest and Principal Securities (STRIPS).

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1,000,000.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

•	Interest rate floors outstanding as of May 31, 2009 were as follows:

	Notional Amount (000)	Value	Unrealized Depreciation

Pay a fixed rated of 5.50% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker UBS AG	$49,000	$(2,107,539)	$(1,372,539)
Pay a fixed rated of 5.50% and receive a floating rate based on 3-month LIBOR, expiring September 2011, Broker Citibank NA	$28,000	(2,528,484)	(1,991,817)
Pay a fixed rated of 4.80% and receive a floating rate based on 3-month LIBOR, expiring March 2011, Broker Goldman Sachs Capital Markets	$90,000	(5,300,730)	(4,304,730)
Pay a fixed rated of 4.95% and receive a floating rate based on 3-month LIBOR, expiring March 2011, Broker JPMorgan Chase Bank NA	$45,000	(2,065,230)	(1,583,730)

Total		$(12,001,983)	$(9,252,816)

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

•	Financial futures contracts purchased as of May 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

20	EuroDollar Futures	December 2009	$4,940,241	$12,759
20	EuroDollar Futures	March 2010	$4,933,491	12,259
12	EuroDollar Futures	June 2010	$2,952,637	6,713
12	EuroDollar Futures	September 2010	$2,944,837	5,663
14	EuroDollar Futures	December 2010	$3,424,846	4,804
56	EuroDollar Futures	December 2011	$13,593,096	(57,196)

Total				$(14,998)

•	Financial futures contracts sold as of May 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

225	2-Year U.S. Treasury Bond	September 2009	$48,742,449	$(40,364)
76	5-Year U.S. Treasury Bond	September 2009	$8,787,837	12,212
630	10-Year U.S. Treasury Bond	September 2009	$74,717,480	1,007,480
7	EuroDollar Futures	June 2009	$1,700,979	(37,471)
67	EuroDollar Futures	September 2009	$16,258,184	(368,704)
15	EuroDollar Futures	March 2011	$3,591,329	(71,484)
42	EuroDollar Futures	June 2011	$10,047,322	(172,328)
64	EuroDollar Futures	September 2011	$15,306,205	(215,395)

Total				$113,946

•	Interest rate swaps outstanding as of May 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

5.383%(a)	3-month LIBOR	Credit Suisse International	July 2009	USD	200,000	$1,031,487
4.319%(a)	3-month LIBOR	UBS AG	September 2010	USD	12,000	505,062
4.883%(a)	3-month LIBOR	UBS AG	March 2015	USD	25,000	2,522,614
4.87%(a)	3-month LIBOR	Goldman Sachs Bank USA	January 2016	USD	5,500	553,698
2.81%(a)	3-month LIBOR	Citibank NA	February 2016	USD	20,000	(504,112)
5.723%(a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2016	USD	5,400	843,930
5.505%(a)	3-month LIBOR	Bank of America NA	August 2017	USD	159,147	23,601,065
5.88%(b)	3-month LIBOR	Deutsche Bank AG	June 2018	USD	31,930	(5,211,169)

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

Fixed Rate	Floating Rate	Counterparty	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

4.545%(b)	3-month LIBOR	Citibank NA	September 2018	USD	98,400	$(7,539,163)
4.31%(b)	3-month LIBOR	Deutsche Bank AG	October 2018	USD	66,000	(3,803,797)
3.165%(a)	3-month LIBOR	Bank of America NA	March 2019	USD	4,700	(188,715)
3.092%(b)	3-month LIBOR	Deutsche Bank AG	March 2019	USD	45,700	2,095,702
2.878%(a)	3-month LIBOR	Deutsche Bank AG	April 2019	USD	39,700	(2,579,334)
3.227%(b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	2,800	103,120
5.411%(a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	9,565	1,538,995

Total						$12,969,383

(a) Trust pays floating interest rate and receives fixed rate.

(b) Trust pays fixed interest rate and receives floating rate.

•

Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$130,015,000	—	$1,061,890	$(962,942)
Level 2	638,364,528	$(91,199,770)	35,781,813	(25,158,269)
Level 3	43,842,001	—	—	(12,001,983)

Total	$812,221,529	$(91,199,770)	$36,843,703	$(38,123,194)

* Other financial instruments are swaps, futures, interest rate floors and option contracts. Futures, interest rate floors and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at the market value.

BlackRock Income Trust, Inc.

Schedule of Investments May 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments

	Assets	Liabilities

Balance, as of August 31, 2008	$5,934,496	$(9,216,687)
Realized gain (loss)	44	753,599
Change in unrealized appreciation (depreciation)	235,622	(3,538,895)
Net purchases (sales)	(150,559)	—
Net transfers in/out of Level 3	37,822,398	—

Balance, as of May 31, 2009	$43,842,001	$(12,001,983)

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Trust, Inc.

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: July 15, 2009